Profit/(loss) from discontinued operations - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Detailed information about profit loss from discontinued operations [Line Items]
Profit (loss) from discontinued operations, discontinued operations	€ 20	€ 14	€ 16